STOCKHOLDERS' EQUITY - Share-Based Compensation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Stock-based compensation expense	$ 103,932	$ 572,574
Granted	895,500
Stock-based compensation options, expiration period	5 years
Vesting period	1 year
Fair value of awards, grant date	$ 561,237
Unrecognized compensation expense related to unvested Employee Awards	$ 803,599
Recognition period related to unvested Employee Awards	13 months		15 months
Number of Shares
Outstanding, beginning of period	7,366,420	12,833,780	12,833,780
Granted	895,500
Outstanding, end of period			7,366,420
Weighted-average Remaining Contractual Term (in years)
Outstanding contractual term (in years)	5 years 3 months 18 days		5 years 6 months
Exercisable, end of period	5 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding, end of period	$ 1,614,000		$ 167,000
Exercisable, end of period	$ 868,000